(Loss)/Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Income and Share Data Used in Basic and Diluted (Loss)/Earnings Per Share

The following table reflects the income and share data used in the basic and diluted (loss)/earnings per share calculations:

	2020	2019	2018
	RMB’000	RMB’000	RMB’000
(Loss)/profit attributable to ordinary equity holders of the parent for basic and diluted (loss)/earnings per share calculations	(16,423)	56,106	38,612

	2020	2019	2018
Weighted average number of ordinary shares in issue during the year for basic and diluted (loss)/earnings per share calculations	23,525,784	18,211,027	18,134,401